Supplement to the
Fidelity® Global
Commodity Stock Fund
December 30, 2009
Prospectus

The following information supplements the introductory paragraph found under the heading "Fee Table" on page 3.

The fund may invest in a central fund that in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of Commodity Strategy Central Fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

The following information supplements the information found under the heading "Principal Investment Strategies" on page 7.

GCS-10-01 February 2, 2010
1.900380.101

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying foreign securities directly the fund might invest in a central fund that buys foreign securities. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of equity, investment-grade and lower-quality debt securities: foreign and emerging market securities, corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps.

The following information supplements the existing information found under the heading "Principal Investment Risks" beginning on page 7.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Supplement to the
Fidelity® Advisor
Global Commodity
Stock Fund
Class A, Class T,
Class B, and Class C
December 30, 2009
Prospectus

The following information supplements the introductory paragraph found under the heading "Fee Table" on page 3.

The fund may invest in a central fund that in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of Commodity Strategy Central Fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

The following information supplements the information found under the heading "Principal Investment Strategies" on page 7.

AGCS-10-01 February 2, 2010
1.900372.102

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying foreign securities directly the fund might invest in a central fund that buys foreign securities. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of equity, investment-grade and lower-quality debt securities: foreign and emerging market securities, corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps.

The following information supplements the existing information found under the heading "Principal Investment Risks" beginning on page 7.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Supplement to the
Fidelity® Advisor Global Commodity Stock Fund
Institutional Class
December 30, 2009
Prospectus

The following information supplements the introductory paragraph found under the heading "Fee Table" on page 3.

The fund may invest in a central fund that in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of Commodity Strategy Central Fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

The following information supplements the information found under the heading "Principal Investment Strategies" on page 7.

AGCSI-10-01 February 2, 2010
1.900373.102

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying foreign securities directly the fund might invest in a central fund that buys foreign securities. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of equity, investment-grade and lower-quality debt securities: foreign and emerging market securities, corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps.

The following information supplements the existing information found under the heading "Principal Investment Risks" beginning on page 7.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.